INVENTORY (10K) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
INVENTORY [Abstract]
Obsolete finished goods	$ 19,000	$ 60,000
Components of inventory [Abstract]
Raw materials	41,648	10,148	$ 48,393
Work-in-progress	271,571	299,464	468,573
Finished goods	12,438	85,993	21,221
Total	$ 325,657	$ 395,605	$ 538,187